COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Minimum lease commitments of certain subsidiaries under non-cancelable operating lease agreements with respect to premises occupied by them, at rates in effect subsequent to December 31, 2013, are as follows:

Lease
Year ending December 31,	Commitments

2014	$1,436
2015	925
2016	865
2017	204
2018 and after	298

$3,728

Space segment services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Future minimum payments due for space segment services to be rendered subsequent to December 31, 2013, are as follows:

Year ending December 31,

2014	$5,722
2015	4,656
2016*)	1,571

$11,949

Space segment services expenses totaled $ 10,352, $ 12,932 and $ 7,861 in 2013, 2012 and 2011, respectively.

*)	The Group does not have any commitments with respect to space segments after 2016.